Level 3 Financial Instrument Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Level 3 Financial Instrument Narrative Details
Opening Balance of Financial Instrument		$ 376,172		$ 5,072,579
Stock issued	$ 21,192		$ 4,017,623
Exercises		(3,257,359)	(5,276,018)
Change in fair value recognized in operations	(195,457)	(1,975,858)	1,795,205
Closing Balance of Finacial Instrument	$ 201,907	$ 376,172	$ 5,609,389